ACQUISITION OF KANAB CORP	12 Months Ended
Jul. 31, 2021
Investments, Debt and Equity Securities [Abstract]
ACQUISITION OF KANAB CORP

Note 4 - ACQUISITION OF KANAB CORP

On July 31, 2021, the Company acquired 100% interest in  KANAB CORP., a canabis development company, in exchange for 300,000 shares of Class B preferred stock.  As  KANAB CORP. was acquired from the Company’s Chief Executive Officer and a company controlled by the Company’s Chief Executive Office, the Company has accounted for the acquisition as an acquisition under common control, recorded at cost. The value of the transaction was determined by market value of the common shares at July 31, 2021 of $0.009 per share.  We took the 300,000 shares of Preferred B stock and the potential conversion into 300,000,000 share of common stock and calculated the value at the date of the transaction.  We determined the value at $2.7 million.  After discussion with our PCAOB auditor we impaired the valuation significantly because we were taking over KANAB CORP. from a Company controlled by our current CEO.

According to the guidance in FSAB ASC 805-10-55-3A though 55-9, as amended by ASU 2017-01the Company has determined that this transaction is purchase of a business.  Although KANAB CORP. has not generated any revenues, they are in the process of developing products and procedures.  At the date of closing the only assets that were on the books were development cost.  Since KANAB CORP. was a development stage business, we determined that we were purchasing a business not purchasing asstets.